MFS® Municipal Income Fund
MFS® Municipal Income Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.
MFS® Municipal Income Fund Class A1 & B1 Shares
Effective immediately, the second paragraph of the sub-section entitled "Fees and Expenses" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 (at least $100,000 effective December 29, 2014) in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Effective immediately, the following is added after the table entitled “Shareholder Fees (fees paid directly from your investment)” in the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information”:

Effective December 29, 2014, the Maximum Sales Charge on Class A1 shares will be reduced to 4.25%.

Effective December 29, 2014, the row for Class A1 shares in the third paragraph of the sub-section entitled "Example" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Effective December 29, 2014, the row for Class A1 shares is restated in its entirety as follows:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
MFS® Municipal Income Fund A1	475	590	715	1,081

Effective December 29, 2014, the rows for Class A1 shares in the "Performance Table" in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:
Average Annual Total Returns (For the Periods Ended December 31, 2013)
Average Annual Returns MFS® Municipal Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A1	A1 Shares Returns Before Taxes	(8.90%)	6.25%	4.05%
After Taxes on Distributions A1	A1 Shares Returns After Taxes on Distributions	(8.90%)	6.25%	4.04%
After Taxes on Distributions and Sale of Fund Shares A1	A1 Shares Returns After Taxes on Distributions and Sale of Fund Shares	(3.45%)	5.99%	4.19%